[Wells Fargo Advantage Funds Logo]

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

Of

Wells Fargo Funds Trust

525 Market Street

San Francisco CA  94105

April 30, 2010

Dear Valued Shareholder:

Recently we sent to you proxy materials for the upcoming Special Meeting of Shareholders for the Wells Fargo Advantage Small Cap Disciplined Fund (the “Fund”) scheduled for May 18, 2010.  The enclosed Supplement refers to a correction to the Proxy Statement you recently received.  If you have already voted your shares, please refer to the Supplement for further voting instructions.  If you have not yet voted your shares, please know that your vote is critical to the outcome of this meeting regardless of how many shares you own.

As a shareholder of the Fund, you are being asked to approve a new investment sub-advisory agreement among Metropolitan West Capital Management, LLC, Wells Fargo Funds Management, LLC, the Fund’s investment adviser, and Wells Fargo Funds Trust. The Board of Trustees has unanimously approved the proposal and recommends that you vote in favor.

You may vote your proxy in several ways as described below and on the enclosed proxy card.  If you have any questions about the proxy materials or the proposal, please call your trust officer, your investment professional, or Wells Fargo Advantage Funds’ Investor Services at 1-800-222-8222. Your vote is very important to us regardless of the number of shares that you are entitled to vote.

More information regarding this Special Meeting and proposal can be found in the Proxy Statement, which was previously mailed to you.  If you are interested in viewing the proxy statement, you can log on to www.proxyonline.com.  Please have your control number, which is located on your enclosed proxy card available at the time you log on.   If you would like another copy of the proxy material, have any proxy-related questions, or to vote your proxy by phone, please call our proxy solicitor, The Altman Group, at 800-499-8519for assistance.  Representatives are available Monday through Friday between the hours of 9:00am and 11:00pm Eastern Time.

Whichever method you choose to vote, your vote matters and will help us to obtain the required number of votes to hold the Special Meeting and avoid additional costs of further solicitation.   Please help us by taking a moment to cast your vote today. Thank you in advance for your participation.

Sincerely,

Wells Fargo Advantage Funds

Please take a moment now to cast your vote using one of the options listed below:

Vote by Phone.   Simply call toll-free 866-458-9863.  Be sure to have your control number, which is located on the enclosed proxy card.

Vote via the Internet. You may cast your vote by logging on to www.proxyonline.com.  Be sure to have your control number, which is located on the enclosed proxy card.

Vote by Mail. You may cast your vote by signing, dating and mailing the enclosed proxy ballot in the postage-prepaid return envelope provided.